ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Mar. 31, 2016
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

11. ASSET RETIREMENT OBLIGATIONS

The Company’s asset retirement obligations, which are included in “Other liabilities” in the Company’s consolidated balance sheets, are related to leasehold office premises which the Company is contractually obligated to restore at the end of the lease to their original condition. The movements in asset retirement obligations for the years ended March 31, 2015 and 2016, are as follows:

	Thousands of Yen
	2015	2016
Balance at beginning of year	¥32,407	¥48,041
Liabilities incurred during the year	15,233	—
Accretion expense	401	964
Balance at end of year	¥48,041	¥49,005